Cost of sales - before impairment of non-current assets (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about cost of sales [line Items]
Total Variable Costs		$ 41,005,910	$ 25,909,931	$ 32,699,443
Total Fixed Costs		14,575,866	11,657,541	12,272,917
Cost of sales		55,581,776	37,567,472	44,972,360
Varible Costs [Member]
Disclosure of detailed information about cost of sales [line Items]
Depreciation, amortization and depletion		6,328,144	6,069,903	5,523,306
Imported products	[1]	16,944,375	7,592,489	12,639,710
Purchases of crude in association and concession		10,015,898	4,281,661	5,466,496
Purchases of hydrocarbons - ANH	[2]	5,611,153	2,798,432	5,437,177
Hydrocarbon transport services		917,552	874,632	821,654
Electric energy		1,087,269	1,098,621	829,543
Processing materials		906,500	827,464	1,016,617
Purchases of other products and gas		811,024	598,015	584,507
Services contracted in associations		267,934	269,637	267,778
Others	[3]	(3,009,700)	657,634	(676,269)
Taxes and economic rights		1,125,761	841,443	788,924
Fixed Costs. [Member]
Disclosure of detailed information about cost of sales [line Items]
Hydrocarbon transport services		57,855	253,752	268,572
Services contracted in associations		1,286,291	1,121,010	1,211,510
Depreciation and amortization		3,270,735	2,930,120	2,781,446
Labor costs		2,596,947	2,299,761	2,316,567
Maintenance		2,637,857	2,257,370	2,497,002
Contracted services		2,756,000	1,623,375	1,841,009
Taxes and contributions		1,060,123	593,041	516,933
Materials and operating supplies		561,182	508,037	574,678
General costs	[4]	$ 348,876	$ 71,075	$ 265,200

[1]	Imported products correspond mainly to gasolines, naphtha, and diluent to facilitate the transport of heavy crude oil.
[2]	Corresponds to purchases of crude oil by Ecopetrol from the National Hydrocarbons Agency (ANH, by its acronym in Spanish) derived from national production.
[3]	Corresponds to: i) result of the process of use and valuation of core inventories, ii) measurement at net realizable value and iii) other capitalizable charges to projects. The variation corresponds to the recovery of international indicators that affects the valuation, and higher volumes.
[4]	Includes the transfers to operating expenses of the costs related to Refinería de Barranca units without production due to the decrease in loading capacity due to the health emergency caused by COVID-19